Summary of Significant Accounting Policies - Disaggregation of Revenue (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	¥ 3,345,901	¥ 2,099,554
Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	941,664	1,796,292
Loan facilitation service fees [Member] | Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	2,404,178	1,467,806
Loan facilitation service fees [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	515,056	1,375,481
Post-facilitation service fees [Member] | Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	678,518	348,489
Post-facilitation service fees [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	244,279	320,330
Other Revenue [Member] | Quality Assurance Program [Member] | Investment Management Fees [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	208,471	24,789
Other Revenue [Member] | Quality Assurance Program [Member] | Other Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	54,734	258,470
Other Revenue [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	68,619	(107,660)
Other Revenue [Member] | Without Quality Assurance Program [Member] | Other Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	¥ 113,710	¥ 208,141